Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
LOSS FOR THE YEAR		$ (43.5)	$ (728.3)	$ (316.5)
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS
Put options of non-controlling interest		(0.3)	(22.2)
Remeasurement of post-employment benefit		(9.5)
ITEMS THAT MAY BE SUBSEQUENTLY RECLASSIFIED THROUGH PROFIT OR LOSS
Financial instruments - Cash flow hedge		(8.9)	9.0	(0.7)
Other comprehensive income			3.5
Translation adjustments		(67.8)	62.1	(10.6)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX EFFECTS	[1]	(86.5)	52.4	(11.3)
TOTAL OF COMPREHENSIVE LOSS		(130.0)	(675.9)	(327.8)
Attributable to:
Owners of Embraer		(124.5)	(691.6)	(330.3)
Non-controlling interests		(5.5)	15.7	2.5
TOTAL OF COMPREHENSIVE INCOME		$ (130.0)	$ (675.9)	$ (327.8)

[1]	Items presented above are net of deferred income tax, if applicable, of US$ (1.6), US$ 6.2 and US$ (2.8) for the years ended December 31, 2021, 2020 and 2019, respectively.